UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments:

Putnam VT International Value Fund

The fund's portfolio
9/30/13 (Unaudited)

COMMON STOCKS (94.4%)(a)
	Shares	Value

Aerospace and defense (0.8%)

European Aeronautic Defence and Space Co. (France)	15,814	$1,007,549

		1,007,549
Air freight and logistics (1.7%)

Deutsche Post AG (Germany)	67,498	2,239,950

		2,239,950
Airlines (0.7%)

Japan Airlines Co., Ltd. (Japan) (UR)	15,700	948,756

		948,756
Auto components (1.0%)

Valeo SA (France)	14,582	1,245,185

		1,245,185
Automobiles (4.2%)

Daimler AG (Registered Shares) (Germany)	21,057	1,641,419

Nissan Motor Co., Ltd. (Japan)	196,400	1,966,099

Toyota Motor Corp. (Japan)	27,200	1,735,022

		5,342,540
Beverages (0.4%)

Britvic PLC (United Kingdom)	60,199	557,937

		557,937
Building products (0.6%)

Cie de St-Gobain (France)	16,190	801,746

		801,746
Capital markets (1.0%)

UBS AG (Switzerland)	65,476	1,339,422

		1,339,422
Chemicals (2.1%)

Arkema (France)	9,912	1,104,269

BASF SE (Germany)	16,616	1,593,758

		2,698,027
Commercial banks (12.5%)

Australia & New Zealand Banking Group, Ltd. (Australia)	86,327	2,478,851

Banco Bilbao Vizcaya Argentaria SA (Rights) (Spain)(NON)	75,871	10,367

Banco Bilbao Vizcaya Argentaria SA (BBVA) (Spain)	75,871	847,824

Bank of Yokohama, Ltd. (The) (Japan)	83,000	473,707

Barclays PLC NPR (United Kingdom)(NON)	111,606	145,898

Barclays PLC (United Kingdom)	446,423	1,918,807

BNP Paribas SA (France)	13,803	933,670

HSBC Holdings PLC (United Kingdom)	304,665	3,301,632

Lloyds Banking Group PLC (United Kingdom)(NON)	642,623	765,484

Sberbank of Russia ADR (Russia)	94,220	1,135,351

Sumitomo Mitsui Financial Group, Inc. (Japan)	59,900	2,891,556

UniCredit SpA (Italy)	163,012	1,039,141

		15,942,288
Computers and peripherals (0.8%)

ASUSTeK Computer, Inc. (Taiwan)	72,000	573,477

Casetek Holdings, Ltd. (Taiwan)	79,000	423,496

		996,973
Construction and engineering (1.5%)

Daelim Industrial Co., Ltd. (South Korea)	2,600	234,676

Vinci SA (France)	27,836	1,618,162

		1,852,838
Construction materials (0.5%)

Holcim, Ltd. (Switzerland)	8,828	656,963

		656,963
Consumer finance (0.8%)

Credit Saison Co., Ltd. (Japan)	40,200	1,087,459

		1,087,459
Diversified financial services (3.3%)

ING Groep NV (Netherlands)(NON)	244,537	2,762,694

ORIX Corp. (Japan)	90,600	1,470,136

		4,232,830
Diversified telecommunication services (2.8%)

Jazztel PLC (Spain)(NON)	97,342	1,057,596

Nippon Telegraph & Telephone (NTT) Corp. (Japan)	13,000	671,855

TDC A/S (Denmark)	89,893	760,644

Ziggo NV (Netherlands)	27,591	1,117,555

		3,607,650
Electric utilities (1.0%)

Cia Energetica de Minas Gerais ADR (Brazil)(S)	34,462	297,752

Energias de Portugal (EDP) SA (Portugal)	271,660	992,291

		1,290,043
Electrical equipment (1.4%)

Mitsubishi Electric Corp. (Japan)	107,000	1,121,217

Schneider Electric SA (France)	8,250	697,675

		1,818,892
Electronic equipment, instruments, and components (0.5%)

Hitachi, Ltd. (Japan)	90,000	592,400

		592,400
Energy equipment and services (0.3%)

Ezion Holdings, Ltd. (Singapore)	233,000	408,593

		408,593
Food and staples retail (0.8%)

Lawson, Inc. (Japan)	9,100	711,928

WM Morrison Supermarkets PLC (United Kingdom)	82,780	375,235

		1,087,163
Food products (1.9%)

Ajinomoto Co., Inc. (Japan)	37,000	485,579

Kerry Group PLC Class A (Ireland)	16,543	1,006,102

Nestle SA (Switzerland)	13,769	963,000

		2,454,681
Gas utilities (1.1%)

Tokyo Gas Co., Ltd. (Japan)	261,000	1,428,537

		1,428,537
Hotels, restaurants, and leisure (1.6%)

SJM Holdings, Ltd. (Hong Kong)	240,000	674,583

TUI Travel PLC (United Kingdom)	231,547	1,378,330

		2,052,913
Household durables (1.6%)

Alpine Electronics, Inc. (Japan)	34,900	378,842

Bellway PLC (United Kingdom)	54,285	1,155,649

Sekisui House, Ltd. (Japan)	32,000	429,076

		1,963,567
Industrial conglomerates (1.6%)

Siemens AG (Germany)	16,539	1,992,699

		1,992,699
Insurance (9.3%)

ACE, Ltd.	17,265	1,615,313

Admiral Group PLC (United Kingdom)	14,520	289,834

AIA Group, Ltd. (Hong Kong)	111,600	524,481

Allianz SE (Germany)	21,684	3,408,751

AXA SA (France)	65,054	1,507,143

Intact Financial Corp. (Canada)	14,200	851,683

MS&AD Insurance Group Holdings (Japan)	15,900	414,100

Prudential PLC (United Kingdom)	93,234	1,737,280

SCOR SE (France)	30,676	1,015,713

Tokio Marine Holdings, Inc. (Japan)	17,300	564,083

		11,928,381
IT Services (0.3%)

Amadeus IT Holding SA Class A (Spain)	9,919	351,576

		351,576
Machinery (1.1%)

FANUC Corp. (Japan)	6,200	1,022,453

Metso Corp. OYJ (Finland)	10,530	413,690

		1,436,143
Media (2.8%)

Atresmedia Corporacion de Medios de Comunicacion S.A. (Spain)(S)	54,178	697,033

Liberty Global PLC Ser. C (United Kingdom)(NON)	12,000	905,160

WPP PLC (United Kingdom)	95,260	1,958,550

		3,560,743
Metals and mining (1.4%)

Fortescue Metals Group, Ltd. (Australia) (NON)	146,554	649,421

Glencore Xstrata PLC (United Kingdom)	177,405	967,006

Newcrest Mining, Ltd. (Australia)	14,557	158,889

		1,775,316
Multi-utilities (2.1%)

Centrica PLC (United Kingdom)	295,760	1,770,146

Veolia Environnement (France)	51,248	875,302

		2,645,448
Oil, gas, and consumable fuels (8.3%)

Canadian Natural Resources, Ltd. (Canada)	47,000	1,477,006

ENI SpA (Italy)	100,140	2,296,292

Origin Energy, Ltd. (Australia)	60,822	800,046

Royal Dutch Shell PLC Class A (United Kingdom)	149,110	4,918,020

Suncor Energy, Inc. (Canada)	30,200	1,079,817

		10,571,181
Pharmaceuticals (9.7%)

Astellas Pharma, Inc. (Japan)	27,700	1,409,024

AstraZeneca PLC (United Kingdom)	21,104	1,098,585

Bayer AG (Germany)	20,037	2,362,652

GlaxoSmithKline PLC (United Kingdom)	45,655	1,151,163

Roche Holding AG-Genusschein (Switzerland)	2,512	677,478

Sanofi (France)	41,861	4,245,677

Stada Arzneimittel AG (Germany)	12,047	610,923

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	22,200	838,716

		12,394,218
Real estate investment trusts (REITs) (1.4%)

Dexus Property Group (Australia)(R)	756,000	708,799

Shopping Centres Australasia Property Group (Australia)(R)	548,268	782,563

Westfield Retail Trust (Australia)(R)	125,060	346,505

		1,837,867
Real estate management and development (2.1%)

Hongkong Land Holdings, Ltd. (Hong Kong)	117,000	772,200

Mitsubishi Estate Co., Ltd. (Japan)	48,000	1,414,192

Sun Hung Kai Properties, Ltd. (Hong Kong)	37,000	503,294

		2,689,686
Semiconductors and semiconductor equipment (1.8%)

NXP Semiconductor NV(NON)	11,500	427,915

Samsung Electronics Co., Ltd. (South Korea)	852	1,083,755

SK Hynix, Inc. (South Korea)(NON)	29,340	825,864

		2,337,534
Software (0.6%)

Nintendo Co., Ltd. (Japan)	7,200	815,260

		815,260
Tobacco (1.9%)

Japan Tobacco, Inc. (Japan)	51,200	1,838,710

Philip Morris International, Inc.	7,300	632,107

		2,470,817
Trading companies and distributors (1.6%)

ITOCHU Corp. (Japan)	55,700	681,127

Mitsubishi Corp. (Japan)	69,200	1,398,150

		2,079,277
Wireless telecommunication services (3.5%)

SoftBank Corp. (Japan)	8,400	580,253

Vodafone Group PLC (United Kingdom)	1,127,281	3,941,906

		4,522,159

Total common stocks (cost $101,418,543)		$121,063,207

SHORT-TERM INVESTMENTS (5.3%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.06%(AFF)	4,817,043	$4,817,043

Putnam Cash Collateral Pool, LLC 0.13%(d)	624,535	624,535

SSgA Prime Money Market Fund 0.02%(P)	510,000	510,000

U.S. Treasury Bills with an effective yield of 0.12%, May 1, 2014(SEGSF)	$150,000	149,963

U.S. Treasury Bills with effective yields ranging from 0.09% to 0.11%, April 3, 2014	391,000	390,935

U.S. Treasury Bills with an effective yield of 0.13%, March 6, 2014(SEGSF)	110,000	109,993

U.S. Treasury Bills with an effective yield of 0.15%, February 6, 2014(SEGSF)	190,000	189,990

Total short-term investments (cost $6,792,107)		$6,792,459

TOTAL INVESTMENTS

Total investments (cost $108,210,650)(b)		$127,855,666

FORWARD CURRENCY CONTRACTS at 9/30/13 (aggregate face value $78,700,819) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/13	$2,632,021	$2,592,354	$39,667
	Canadian Dollar	Buy	10/18/13	70,453	70,411	42
	Canadian Dollar	Sell	10/18/13	70,453	68,954	(1,499)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/13	729,693	705,907	23,786
	Australian Dollar	Sell	10/18/13	729,693	718,410	(11,283)
	British Pound	Sell	12/18/13	926,138	866,885	(59,253)
	Canadian Dollar	Sell	10/18/13	1,147,138	1,126,582	(20,556)
	Hong Kong Dollar	Buy	11/20/13	1,056,183	1,056,527	(344)
	Japanese Yen	Sell	11/20/13	1,543,011	1,521,943	(21,068)
	Norwegian Krone	Sell	12/18/13	519,875	513,934	(5,941)
	Singapore Dollar	Buy	11/20/13	510,099	501,348	8,751
	Swedish Krona	Buy	12/18/13	552,914	539,042	13,872
	Swiss Franc	Buy	12/18/13	141,962	136,984	4,978
Citibank, N.A.
	British Pound	Buy	12/18/13	3,040,204	2,928,152	112,052
	Canadian Dollar	Sell	10/18/13	1,268,538	1,241,995	(26,543)
	Danish Krone	Sell	12/18/13	83,898	81,717	(2,181)
	Euro	Buy	12/18/13	1,417,531	1,380,066	37,465
	Japanese Yen	Buy	11/20/13	901,977	897,754	4,223
	Japanese Yen	Sell	11/20/13	901,977	902,928	951
Credit Suisse International
	Australian Dollar	Buy	10/18/13	990,631	958,390	32,241
	Australian Dollar	Sell	10/18/13	990,631	975,345	(15,286)
	British Pound	Sell	12/18/13	2,674,053	2,569,651	(104,402)
	Canadian Dollar	Buy	10/18/13	610,299	607,164	3,135
	Canadian Dollar	Sell	10/18/13	610,299	602,775	(7,524)
	Japanese Yen	Buy	11/20/13	677,810	673,760	4,050
	Japanese Yen	Sell	11/20/13	677,810	682,338	4,528
	Norwegian Krone	Buy	12/18/13	1,978,843	1,956,289	22,554
	Swedish Krona	Buy	12/18/13	690,517	670,009	20,508
	Swiss Franc	Buy	12/18/13	24,675	23,807	868
Deutsche Bank AG
	Australian Dollar	Buy	10/18/13	720,188	709,106	11,082
	Australian Dollar	Sell	10/18/13	720,188	696,687	(23,501)
	Canadian Dollar	Buy	10/18/13	64,630	64,591	39
	Canadian Dollar	Sell	10/18/13	64,630	63,284	(1,346)
	Euro	Buy	12/18/13	3,420,828	3,330,595	90,233
	Swedish Krona	Buy	12/18/13	584,927	567,361	17,566
Goldman Sachs International
	Australian Dollar	Buy	10/18/13	102,325	100,729	1,596
	Australian Dollar	Sell	10/18/13	102,325	98,989	(3,336)
	Japanese Yen	Buy	11/20/13	132,015	130,616	1,399
	Japanese Yen	Sell	11/20/13	132,015	131,844	(171)
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/13	1,245,138	1,226,005	19,133
	Australian Dollar	Sell	10/18/13	1,229,575	1,232,399	2,824
	Norwegian Krone	Sell	12/18/13	595,606	588,916	(6,690)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/13	248,637	232,134	16,503
	British Pound	Buy	12/18/13	6,116,813	5,910,585	206,228
	Canadian Dollar	Sell	10/18/13	988,377	964,148	(24,229)
	Euro	Buy	12/18/13	1,880,163	1,807,535	72,628
	Japanese Yen	Buy	11/20/13	1,193,930	1,196,008	(2,078)
	Japanese Yen	Sell	11/20/13	1,193,930	1,183,188	(10,742)
	Norwegian Krone	Sell	12/18/13	951,597	943,011	(8,586)
	Singapore Dollar	Buy	11/20/13	975,080	958,343	16,737
	Swedish Krona	Buy	12/18/13	718,911	700,180	18,731
	Swiss Franc	Buy	12/18/13	1,674,560	1,619,944	54,616
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/13	639,483	629,568	9,915
	Australian Dollar	Sell	10/18/13	639,483	618,565	(20,918)
	Japanese Yen	Buy	11/20/13	1,485,410	1,486,683	(1,273)
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/13	1,616,974	1,612,920	4,054
	Australian Dollar	Sell	10/18/13	1,616,974	1,591,746	(25,228)
	Canadian Dollar	Buy	10/18/13	765,955	765,515	440
	Canadian Dollar	Sell	10/18/13	765,955	749,843	(16,112)
	Euro	Buy	12/18/13	612,964	608,968	3,996
	Israeli Shekel	Sell	10/18/13	265,048	256,422	(8,626)
	Japanese Yen	Buy	11/20/13	401,911	397,590	4,321
	Japanese Yen	Sell	11/20/13	401,911	402,599	688
	Swedish Krona	Buy	12/18/13	961,996	932,820	29,176
UBS AG
	Australian Dollar	Buy	10/18/13	1,255,203	1,223,725	31,478
	British Pound	Sell	12/18/13	2,650,107	2,546,592	(103,515)
	Canadian Dollar	Buy	10/18/13	103,253	103,187	66
	Canadian Dollar	Sell	10/18/13	103,253	101,080	(2,173)
	Euro	Sell	12/18/13	4,935,513	4,805,760	(129,753)
	Norwegian Krone	Buy	12/18/13	1,788,859	1,769,000	19,859
	Swiss Franc	Sell	12/18/13	1,036,337	1,035,767	(570)
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/13	29,635	47,274	(17,639)
	British Pound	Sell	12/18/13	930,506	894,080	(36,426)
	Canadian Dollar	Buy	10/18/13	944,999	925,032	19,967
	Canadian Dollar	Sell	10/18/13	944,999	944,456	(543)
	Euro	Sell	12/18/13	1,693,432	1,648,637	(44,795)
	Japanese Yen	Buy	11/20/13	597,223	575,371	21,852

Total						$244,668

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through September 30, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $128,238,344.
(b)	The aggregate identified cost on a tax basis is $109,237,961, resulting in gross unrealized appreciation and depreciation of $21,409,630 and $2,791,925, respectively, or net unrealized appreciation of $18,617,705.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$673,020	$9,179,638	$9,852,658	$291	$—
	Putnam Short Term Investment Fund *	—	24,745,626	19,928,583	1,285	4,817,043
	Totals	$673,020	$33,925,264	$29,781,241	$1,576	$4,817,043
	* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $590,746.
	The fund received cash collateral of $624,535, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(P)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivatives contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
(UR)	At the reporting period end, 2,100 shares owned by the fund were not formally entered on the company's shareholder register, due to local restrictions on foreign ownership. While the fund has full title to these unregistered shares, these shares do not carry voting rights and, until 2014, are not eligible for receipt of dividends.
	At the close of the reporting period, the fund maintained liquid assets totaling $324,753 to cover certain derivatives contracts and delyed delivery securities.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United Kingdom	22.4%
	Japan	20.9
	France	11.9
	Germany	10.9
	United States	6.6
	Australia	4.7
	Netherlands	3.1
	Switzerland	2.9
	Canada	2.7
	Italy	2.6
	Spain	2.3
	Hong Kong	2.0
	South Korea	1.7
	Russia	0.9
	Ireland	0.8
	Taiwan	0.8
	Portugal	0.8
	Israel	0.7
	Denmark	0.6
	Other	0.7

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $368,657 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $93,981.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks *:
Consumer discretionary	$14,164,948	$—	$—
Consumer staples	6,570,598	—	—
Energy	10,979,774	—	—
Financials	39,057,933	—	—
Health care	12,394,218	—	—
Industrials	14,177,850	—	—
Information technology	5,093,743	—	—
Materials	5,130,306	—	—
Telecommunication services	8,129,809	—	—
Utilities	5,364,028	—	—
Total common stocks	121,063,207	—	—
Short-term investments	5,327,043	1,465,416	—

Totals by level	$126,390,250	$1,465,416	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$244,668	$—

Totals by level	$—	$244,668	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Foreign exchange contracts	$1,008,798	$764,130

Total	$1,008,798	$764,130

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
Forward currency contracts (contract amount)	$90,400,000
The following table summarizes any derivatives, repurchase agreements, reverse repurchase agreements, securities lending and borrowing transactions, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement.
	Note 9: Offsetting of financial and derivative assets and liabilities
		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs Bank USA	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	39,709	51,387	154,691	87,884	118,920	--	2,995	21,957	385,443	9,915	42,675	51,403	41,819	1,008,798
	Securities on loan	--	--	--	--	--	590,746	--	--	--	--	--	--	--	590,746

	Total Assets	$39,709	$51,387	$154,691	$87,884	$118,920	$590,746	$2,995	$21,957	$385,443	$9,915	$42,675	$51,403	$41,819	$1,599,544

	Liabilities:
	Forward currency contracts#	1,499	118,445	28,724	127,212	24,847	--	3,507	6,690	45,635	22,191	49,966	236,011	99,403	764,130

	Total Liabilities	$1,499	$118,445	$28,724	$127,212	$24,847	$--	$3,507	$6,690	$45,635	$22,191	$49,966	$236,011	$99,403	$764,130

	Total Financial and Derivative Net Assets	$38,210	$(67,058)	$125,967	$(39,328)	$94,073	$590,746	$(512)	$15,267	$339,808	$(12,276)	$(7,291)	$(184,608)	$(57,584)	$835,414
	Total collateral received (pledged)##†	$--	$(9,997)	$125,967	$--	$10,000	$590,746	$--	$--	$290,000	$--	$--	$(83,984)	$--	$922,732
	Net amount	$38,210	$(57,061)	$--	$(39,328)	$84,073	$--	$(512)	$15,267	$49,808	$(12,276)	$(7,291)	$(100,624)	$(57,584)	$(87,318)

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown.

†	Additional collateral may be required from certain brokers based on individual agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2013